INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2023
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

NOTE 8. INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

The following table presents information regarding the Bank’s investments in associates and joint ventures:

Composition	December 31, 2023	December 31, 2022
In millions of COP
Investments in associates(1)	2,526,073	2,300,450
Investments in joint ventures(2)	471,530	615,183
Total associates and joint ventures	2,997,603	2,915,633
(1)	As of December 31, 2023 and 2022, the amount includes investments in associates at fair value for COP 1,670,782 and COP 1,532,156, respectively, and investments in associates at equity method value for COP 855,291 and COP 768,294 respectively. See Note 30. Fair value of assets and liabilities.
(2)	All investments in joint ventures are accounted for using the equity method.

The following are the investments in associates that the Bank holds as of December 31, 2023 and 2022:

			December 31, 2023			December 31, 2022
Company name	Main activity	Country	% of Ownership	Carrying		% of Ownership	Carrying
			interest	amount		interest	amount
In millions of COP
P.A Viva Malls	Development and operation of commercial spaces	Colombia	49.00%	1,661,679		49.00%	1,530,459
Protección S.A.	Administration of pension funds and severances	Colombia	20.58%	594,105	*	20.58%	533,584
P.A El Bosque	Real estate ecosystems	Colombia	14.11%	57,120	*	14.11%	40,231	*
Titularizadora Colombiana S.A. Hitos.	Mortgage portfolio securities	Colombia	26.98%	37,950	*	26.98%	35,756	*
Redeban Multicolor S.A.	Network data transmission services	Colombia	20.36%	35,735	*	20.36%	31,876	*
P.A El Otoño	Real estate ecosystems	Colombia	16.30%	33,442	*	16.30%	23,960	*
ACH Colombia S.A.	Electronic transfer services	Colombia	19.94%	21,952	*	19.94%	19,005	*
Gestoría Externa de Portafolios S.A.	Investment management service	Colombia	49.31%	11,278	*	-	-
Servicio Salvadoreño de Protección, S. A. de C.V.	Custodial services and transfer of monetary types	El Salvador	25.00%	10,223	*	25.00%	14,497	*
Servicios Financieros, S.A. de C.V.	Processing of financial transactions and electronic payment methods	El Salvador	49.78%	9,514	*	49.78%	11,392	*
P.A Madrid II	Real estate ecosystems	Colombia	20.00%	9,208	*	20.00%	9,126	*
P.A Distrito Vera	Real estate ecosystems	Colombia	33.33%	9,103		33.33%	1,697	*
P.A Boreal	Real estate ecosystems	Colombia	20.00%	7,579	*	20.00%	7,477
P.A La Felicidad	Real estate ecosystems	Colombia	20.00%	6,938	*	20.00%	9,798	*
Internacional Ejecutiva de Aviación S.A.S.	Aircraft and aircraft travel service	Colombia	25.00%	6,093	*	25.00%	6,455
Reintegra S.A.S.	Collections and recovery of portfolio	Colombia	46.00%	5,864	*	46.00%	11,211	*
P.A Mirador de la Ciénaga.	Real estate ecosystems	Colombia	13.00%	4,518	*	13.00%	3,329	*
ACH de El Salvador, S. A. de C.V.	Electronic transfer services	El Salvador	25.00%	1,554	*	25.00%	2,140	*
Agricapital S.A.S.(1)	Financial services	Colombia	10.79%	1,262	*	10.21%	1,408	*
Servicios de Identidad Digital S.A.S.	Digital services	Colombia	33.33%	956		33.33%	7,049
Total, investments in associates				2,526,073			2,300,450
(1)	In 2023, the ownership interest is increased due to capitalization through Bancolombia S.A.

(*)  For the purposes of applying the equity method of accounting, financial statements as of November 30, 2023 and 2022 have been used. However, the Bank does not consider that any adjustments have to be made since no significant transactions took place between that date and December 31, 2023 and 2022.

The following table sets forth the changes in the carrying amount of associates of the Bank as of December 31, 2023 and 2022:

	December 31, 2023				December 31, 2022
	In millions of COP
	P.A Viva Malls	Protección S.A.	Others	Total	P.A Viva Malls	Protección S.A.	Others	Total
Balance at January 1,	1,530,459	533,584	236,407	2,300,450	1,355,688	630,821	151,647	2,138,156
Equity method - Gain(1)	128,028	62,442	40,234	230,704	189,132	46,812	29,941	265,885
OCI (Equity method)	-	(1,921)	(1,039)	(2,960)	-	3,137	2,227	5,364
OCI (Translation adjustment)	-	-	(5,674)	(5,674)	-	-	4,466	4,466
Purchase / capitalizations	3,192	-	35,561	38,753	-	61,728	74,634	136,362
Sells or refund of contributions(2)	-	-	(6,428)	(6,428)	(14,361)	(208,914)	(6,155)	(229,430)
Impairment loss(3)	-	-	(2,017)	(2,017)	-	-	(2,656)	(2,656)
Dividends	-	-	(28,249)	(28,249)	-	-	(28,005)	(28,005)
Others	-	-	1,494	1,494	-	-	10,308	10,308
Balance at December 31,	1,661,679	594,105	270,289	2,526,073	1,530,459	533,584	236,407	2,300,450
(1)	For further information see Note 25.5. Dividends and net income on equity investments.
(2)	In December 2022, was registered the spin-off of Protección S.A. and the creation of the company Asulado Seguros de Vida S.A., of which the Bank sold its participation to SURA Asset Management S.A., in order to comply with the authorized investment regime. For further information, see Note 25.5. Dividends and net income on equity investments.
(3)	For 2023 and 2022, the Bank management performed a valuation, to establish the recoverable amount based in value in use of Reintegra S.A.S., which amounted to COP 5,750 and COP 8,735, respectively, with a 21.5% discount rate. As a result of the valuation, the recoverables amounts of the investment were lower than the carrying amount of each year, for this, the Bank recorded an impairment in the Consolidated Statement of Income for COP 2,017 for 2023 and COP 7,688 for 2022. In addition, in 2022 the Bank management also performed a valuation, to establish the recoverable amount of Internacional Ejecutiva de Aviación S.A.S. based in fair value (Level 3) less sales costs using a methodology based on the commercial appraisal of the entity's assets, which amounted to COP 10,359. As a result of the valuation, the recoverable amount of the investment was higher than the carrying amount, for this, the Bank recognised a recovery of the impairment losses in the Consolidated Statement of Income for COP 5,032. For further information see Note 25.5. Dividends and net income on equity investments.

The following is additional information regarding the Bank’s most significant associates as of December 31, 2023 and 2022:

As of December 31, 2023

				Income from
	Assets	Liabilities	OCI	ordinary activities	Profits
Company name	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
In millions of COP
P.A Viva Malls	3,492,834	101,653	-	849,928	327,838
Protección S.A.	2,955,547	666,280	80,088	1,597,171	303,460

As of December 31, 2022

				Income from
	Assets	Liabilities	OCI	ordinary activities	Profits
Company name	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
In millions of COP
P.A Viva Malls	3,152,529	19,705	-	689,794	418,410
Protección S.A.	2,619,197	624,052	89,419	2,993,740	227,514

The dividends received from the associate at fair value P.A Viva Malls for the year ended December 31, 2023 and 2022 are COP 104,623 and COP 35,905, respectively. These are included in the line Dividends and net income on equity investments in the Consolidated Statement of Income.

The following are the joint ventures that the Bank holds as of December 31, 2023 and 2022:

			December 31, 2023			December 31, 2022
Company name	Main activity	Country	% of Ownership	Carrying		% of Ownership	Carrying
			interest	amount		interest	amount
In millions of COP
Compañía de Financiamiento TUYA S.A.(1)	Financing Services	Colombia	50.00%	410,324		50.00%	564,998
P.A Laurel	Renewable energies	Colombia	50.00%	27,364	*	50.00%	22,150
Puntos Colombia S.A.S.	Administration of the customers loyalty	Colombia	50.00%	10,922	*	50.00%	11,514
Fondo de Capital Privado Ruta del Sol compartimento A	Investment in infrastructure projects	Colombia	25.90%	10,588	*	25.90%	10,159
Ecosistemas Digitales de Negocio S.A.S.	Digital electronic billing services	Colombia	50.00%	6,293	*	50.00%	3,832
P.A Muverang	Sustainable mobility services	Colombia	33.33%	2,684		33.33%	2,351
P.A Blup	Inventory finance and comprehensive logistics operation	Colombia	50.00%	3,313		50.00%	179	*
P.A. Finsocial	Purchase and sale of loans and receivables	Colombia	50.00%	42	*	-	-
P.A Reintegra(2)	Collections and recovery of portfolio	Colombia	46.00%	-	*	46.00%	-	*
Avicapital(3)	Purchase and sale of loans and receivables	Colombia	50.00%	-		-	-
Total investments in joint venture				471,530			615,183
(1)	See table the changes in the carrying amount of joint ventures of the Bank as of December 31, 2023 and 2022
(2)	In 2023 and 2022, the carrying amount at the end of the year is zero, because the amount of downstream transactions between Bancolombia S.A. and P.A Reintegra made during these years.
(3)	The value of the investment in the company is COP 0, due to the recognition of the company's losses up to its recoverable value.

(*) For the purposes of applying the equity method of accounting, financial statements as of November 30, 2023 and 2022 have been used. However, the Bank does not consider that any adjustments have to be made since no significant transactions took place between these dates and December 31, 2023 and 2022.

The following table sets forth the changes in the carrying amount of joint ventures of the Bank as of December 31, 2023 and 2022:

	December 31, 2023			December 31, 2022
	In millions of COP
	Compañía de			Compañía de
	financiamiento	Others	Total	financiamiento	Others	Total
	TUYA S.A.			TUYA S.A.
Balance at January 1,	564,998	50,185	615,183	546,633	35,770	582,403
Equity method - (Loss) / Gain(1)	(110,600)	(6,989)	(117,589)	(36,635)	(10,145)	(46,780)
Purchase / capitalizations	62,500	17,890	80,390	55,000	31,524	86,524
Sells or refund of contributions	-	(296)	(296)	-	(10)	(10)
(Impairment loss) / Recovery(2)	(106,574)	416	(106,158)	-	(6,977)	(6,977)
Others	-	-	-	-	23	23
Balance at December 31,	410,324	61,206	471,530	564,998	50,185	615,183
(1)	For further information see Note 25.5. Dividends and net income on equity investments.
(2)	During the year 2023, the impairment loss relates mainly to the fact that the Bank's management requested a valuation of joint venture Tuya S.A. to establish the recoverable amount based in value in use of the previously mentioned joint ventures, which amounted to COP 425,494 with a 13.1% - 20.3% discount rate. As a result of the valuation, the recoverable amount on investment was lower than the carrying amount, therefore, the Bank recorded an impairment in the Consolidated Statement of Income for COP 106,574. Additionally, for 2023, the Bank management performed a valuation, to establish the recoverable amount based in value in use of Fondo de Capital Privado Ruta del Sol compartimento A, which amounted to COP 2,742, with a 36.03% discount rate. As a result of the valuation, the recoverable amount of the investment was higher than the carrying amount, for this, the Bank recognised a recovery of the impairment losses for COP 416. See Note 25.5. Dividends and net income on equity investments.

The following is additional information regarding the Bank’s most significant joint ventures as of December 31, 2023 and 2022:

As of December 31, 2023

				Income from
	Assets		Liabilities	ordinary activities	Loss
Company name	(unaudited)	(1)	(unaudited)	(unaudited)	(unaudited)	(2)
In millons of COP
Compañía de financiamiento TUYA S.A.	3,827,631		3,313,741	2,205,538	221,199
(1)	Includes cash and cash equivalents for COP 223,625.
(2)	Includes interest and valuation income for COP 1,142,715, credit impairment charges, net for COP 949,125, interest expenses for COP 502,501, depreciation and amortization for COP 38,491 and income tax revenue for COP 131,265.

As of December 31, 2022

				Income from
	Assets		Liabilities	ordinary activities	Loss
Company name	(unaudited)	(1)	(unaudited)	(unaudited)	(unaudited)	(2)
In millons of COP
Compañía de financiamiento TUYA S.A.	5,101,346		4,491,257	1,973,131	73,266
(1)	Includes cash and cash equivalents for COP 523,835.
(2)	Includes interest and valuation income for COP 1,001,631, interest expenses for COP 304,114, depreciation and amortization for COP 32,122 and income tax revenue for COP 7,907.

The accumulated other comprehensive income before tax of investments in associates and joint ventures as of December 31, 2023 and 2022, corresponds to COP 4,751 and COP 13,385, respectively.

As of December 31, 2023 and 2022, there are no restrictions on the ability of the associates and joint ventures to transfer funds to the Bank in the form of cash dividends. In the same way, there are no contingent liabilities incurred by the Bank regarding its interests in the aforementioned joint ventures and associates.